UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

/s/ David Drinkwater             New York, New York         February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $475,473
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.    028-13324                     Manikay Master Fund, LP


                                                  FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                   VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP      (X1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
AIRGAS INC.                    COM            009363102  31,236     500,100      CALL   DEFINED        1        500,100
ALCON INC                      COM SHS        H01301102  57,190     350,000  SH         DEFINED        1        350,000
CINEMARK HOLDINGS INC          COM            17243V102     894      51,874  SH         DEFINED        1         51,874
COCA COLA CO                   COM            191216100  39,462     600,000  SH         DEFINED        1        600,000
COLGATE PALMOLIVE CO           COM            194162103  22,102     275,000  SH         DEFINED        1        275,000
DISCOVERY COMMUNICATNS NEW     COM SER C      25470F302  13,081     356,526  SH         DEFINED        1        356,526
EXCO RESOURCES INC             COM            269279402   8,739     450,000  SH         DEFINED        1        450,000
GENOPTIX INC                   COM            37243V100   6,657     350,000  SH         DEFINED        1        350,000
GENZYME CORP                   COM            372917104   7,120     100,000  SH         DEFINED        1        100,000
GENZYME CORP                   COM            372917104  14,240     200,000      CALL   DEFINED        1        200,000
ISTAR FINL INC                 FRNT 10/0      45031UBF7   4,450   5,000,000  SH         DEFINED        1      5,000,000
JOHNSON & JOHNSON              COM            478160104  26,286     425,000  SH         DEFINED        1        425,000
KING PHARMACEUTICALS INC       COM            495582108  22,480   1,600,000  SH         DEFINED        1      1,600,000
LEGG MASON INC                 COM            524901105  19,949     550,000  SH         DEFINED        1        550,000
LEGG MASON INC                 COM            524901105  19,800     545,900      PUT    DEFINED        1        545,900
LOEWS CORP                     COM            540424108   9,728     250,000  SH         DEFINED        1        250,000
MCAFEE INC                     COM            579064106  30,102     650,000  SH         DEFINED        1        650,000
NASDAQ OMX GROUP INC           COM            631103108  23,730   1,000,000  SH         DEFINED        1      1,000,000
NEWALLIANCE BANCSHARES INC     COM            650203102  24,133   1,610,985  SH         DEFINED        1      1,610,985
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408  16,168     427,285  SH         DEFINED        1        427,285
PFIZER INC                     COM            717081103  25,390   1,450,000  SH         DEFINED        1      1,450,000
TALECRIS BIOTHERAPEUTICS HLD   COM            874227101  30,290   1,300,000  SH         DEFINED        1      1,300,000
WILLIAMS COS INC DEL           COM            969457100  22,248     900,000  SH         DEFINED        1        900,000




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